Consolidated Balance Sheets (USD $)	Dec. 31, 2011		Dec. 31, 2010
Current Assets
Cash and Cash Equivalents	$ 221,000,000		$ 294,000,000
Other Temporary Investments	294,000,000		416,000,000
Accounts Receivable:
Customers	690,000,000		683,000,000
Accrued Unbilled Revenues	106,000,000		195,000,000
Pledged Accounts Receivable - AEP Credit	920,000,000		949,000,000
Miscellaneous	150,000,000		137,000,000
Allowance for Uncollectible Accounts	(32,000,000)		(41,000,000)
Total Accounts Receivable	1,834,000,000		1,923,000,000
Fuel	657,000,000		837,000,000
Materials and Supplies	635,000,000		611,000,000
Risk Management Assets	193,000,000		232,000,000
Accrued Tax Benefits	51,000,000		389,000,000
Regulatory Asset for Under-Recovered Fuel Costs	65,000,000		81,000,000
Margin Deposits	67,000,000		88,000,000
Prepayments and Other Current Assets	165,000,000		145,000,000
TOTAL CURRENT ASSETS	4,182,000,000		5,016,000,000
Property, Plant and Equipment
Generation	24,938,000,000		24,352,000,000
Transmission	9,048,000,000		8,576,000,000
Distribution	14,783,000,000		14,208,000,000
Other Property, Plant and Equipment	3,780,000,000		3,846,000,000
Construction Work in Progress	3,121,000,000		2,758,000,000
Total Property, Plant and Equipment	55,670,000,000		53,740,000,000
Accumulated Depreciation and Amortization	18,699,000,000		18,066,000,000
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	36,971,000,000		35,674,000,000
Other Noncurrent Assets
Regulatory Assets	6,026,000,000		4,943,000,000
Securitized Transition Assets	1,627,000,000		1,742,000,000
Spent Nuclear Fuel and Decommissioning Trusts	1,592,000,000		1,515,000,000
Goodwill	76,000,000		76,000,000
Long-term Risk Management Assets	403,000,000		410,000,000
Deferred Charges and Other Noncurrent Assets	1,346,000,000		1,079,000,000
TOTAL OTHER NONCURRENT ASSETS	11,070,000,000		9,765,000,000
TOTAL ASSETS	52,223,000,000		50,455,000,000
Current Liabilities
Accounts Payable	1,095,000,000		1,061,000,000
Short-term Debt:
Securitized Debt for Receivables - AEP Credit	666,000,000	[1]	690,000,000	[1]
Other Short-term Debt	984,000,000		656,000,000
Total Short-term Debt	1,650,000,000		1,346,000,000
Long-term Debt Due Within One Year	1,433,000,000		1,309,000,000
Risk Management Liabilities	150,000,000		129,000,000
Customer Deposits	289,000,000		273,000,000
Accrued Taxes	717,000,000		702,000,000
Accrued Interest	279,000,000		281,000,000
Obligations Under Capital Leases	74,000,000		76,000,000
Regulatory Liability for Over-Recovered Fuel Costs	8,000,000		17,000,000
Deferred Gain and Accrued Litigation Costs	0		448,000,000
Other Current Liabilities	990,000,000		952,000,000
TOTAL CURRENT LIABILITIES	6,611,000,000		6,518,000,000
Noncurrent Liabilities
Long-term Debt	15,083,000,000		15,502,000,000
Long-term Risk Management Liabilities	195,000,000		141,000,000
Deferred Income Taxes	8,227,000,000		7,359,000,000
Regulatory Liabilities and Deferred Investment Tax Credits	3,195,000,000		3,171,000,000
Asset Retirement Obligations	1,472,000,000		1,394,000,000
Employee Benefits and Pension Obligations	1,801,000,000		1,893,000,000
Obligations Under Capital Leases	384,000,000		398,000,000
Deferred Credits and Other Noncurrent Liabilities	974,000,000		795,000,000
TOTAL NONCURRENT LIABILITIES	30,947,000,000		30,255,000,000
TOTAL LIABILITIES	37,558,000,000		36,773,000,000
Cumulative Preferred Stock Not Subject to Mandatory Redemption	0		60,000,000
Rate Matters
Commitments and Contingencies
Equity
Common Stock	3,274,000,000		3,257,000,000
Paid-in Capital	5,970,000,000		5,904,000,000
Retained Earnings	5,890,000,000		4,842,000,000
Accumulated Other Comprehensive Income (Loss)	(470,000,000)		(381,000,000)
TOTAL COMMON SHAREHOLDER'S EQUITY	14,664,000,000		13,622,000,000
Noncontrolling Interests	1,000,000		0
TOTAL EQUITY	14,665,000,000		13,622,000,000
TOTAL LIABILITIES AND EQUITY	52,223,000,000		50,455,000,000
Appalachian Power Co [Member]
Current Assets
Cash and Cash Equivalents	2,317,000		951,000
Advances to Affiliates	22,008,000		0
Accounts Receivable:
Customers	158,382,000		166,878,000
Affiliated Companies	136,194,000		145,972,000
Accrued Unbilled Revenues	68,427,000		108,210,000
Miscellaneous	5,505,000		3,090,000
Allowance for Uncollectible Accounts	(5,289,000)		(6,667,000)
Total Accounts Receivable	363,219,000		417,483,000
Fuel	143,931,000		230,697,000
Materials and Supplies	101,724,000		89,370,000
Risk Management Assets	39,645,000		53,242,000
Accrued Tax Benefits	7,715,000		104,435,000
Regulatory Asset for Under-Recovered Fuel Costs	41,105,000		18,300,000
Prepayments and Other Current Assets	21,745,000		35,811,000
TOTAL CURRENT ASSETS	743,409,000		950,289,000
Property, Plant and Equipment
Generation	5,194,967,000		4,736,150,000
Transmission	1,943,969,000		1,852,415,000
Distribution	2,845,405,000		2,740,752,000
Other Property, Plant and Equipment	357,326,000		348,013,000
Construction Work in Progress	565,841,000		562,280,000
Total Property, Plant and Equipment	10,907,508,000		10,239,610,000
Accumulated Depreciation and Amortization	2,994,016,000		2,843,087,000
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	7,913,492,000		7,396,523,000
Other Noncurrent Assets
Regulatory Assets	1,481,193,000		1,486,625,000
Long-term Risk Management Assets	39,226,000		38,420,000
Deferred Charges and Other Noncurrent Assets	122,187,000		125,296,000
TOTAL OTHER NONCURRENT ASSETS	1,642,606,000		1,650,341,000
TOTAL ASSETS	10,299,507,000		9,997,153,000
Current Liabilities
Advances from Affiliates	198,248,000		128,331,000
Accounts Payable	186,612,000		223,144,000
Affiliated Companies	137,376,000		166,884,000
Short-term Debt:
Long-term Debt Due Within One Year	594,525,000		479,672,000
Risk Management Liabilities	26,606,000		27,993,000
Customer Deposits	61,690,000		58,451,000
Deferred Income Taxes	14,255,000		44,180,000
Accrued Taxes	63,422,000		75,619,000
Accrued Interest	57,230,000		57,871,000
Other Current Liabilities	105,646,000		93,286,000
TOTAL CURRENT LIABILITIES	1,445,610,000		1,355,431,000
Noncurrent Liabilities
Long-term Debt	3,131,726,000		3,081,469,000
Long-term Risk Management Liabilities	12,923,000		10,873,000
Deferred Income Taxes	1,736,180,000		1,642,072,000
Regulatory Liabilities and Deferred Investment Tax Credits	576,792,000		562,381,000
Employee Benefits and Pension Obligations	302,182,000		306,460,000
Deferred Credits and Other Noncurrent Liabilities	157,680,000		199,041,000
TOTAL NONCURRENT LIABILITIES	5,917,483,000		5,802,296,000
TOTAL LIABILITIES	7,363,093,000		7,157,727,000
Cumulative Preferred Stock Not Subject to Mandatory Redemption	0		17,747,000
Rate Matters
Commitments and Contingencies
Equity
Common Stock	260,458,000		260,458,000
Paid-in Capital	1,573,752,000		1,475,496,000
Retained Earnings	1,160,747,000		1,133,748,000
Accumulated Other Comprehensive Income (Loss)	(58,543,000)		(48,023,000)
TOTAL EQUITY	2,936,414,000		2,821,679,000
TOTAL LIABILITIES AND EQUITY	10,299,507,000		9,997,153,000
Indiana Michigan Power Co [Member]
Current Assets
Cash and Cash Equivalents	1,020,000		361,000
Advances to Affiliates	95,714,000		0
Accounts Receivable:
Customers	72,461,000		76,193,000
Affiliated Companies	90,980,000		149,169,000
Accrued Unbilled Revenues	14,780,000		19,449,000
Miscellaneous	22,685,000		10,968,000
Allowance for Uncollectible Accounts	(1,750,000)		(1,692,000)
Total Accounts Receivable	199,156,000		254,087,000
Fuel	52,979,000		87,551,000
Materials and Supplies	175,924,000		178,331,000
Risk Management Assets	32,152,000		27,526,000
Accrued Tax Benefits	38,425,000		71,113,000
Deferred Cook Plant Fire Costs	63,809,000		45,752,000
Prepayments and Other Current Assets	35,395,000		33,713,000
TOTAL CURRENT ASSETS	694,574,000		698,434,000
Property, Plant and Equipment
Generation	3,932,472,000		3,774,262,000
Transmission	1,224,786,000		1,188,665,000
Distribution	1,481,608,000		1,411,095,000
Other Property, Plant and Equipment	709,558,000		719,708,000
Construction Work in Progress	236,096,000		301,534,000
Total Property, Plant and Equipment	7,584,520,000		7,395,264,000
Accumulated Depreciation and Amortization	3,179,920,000		3,124,998,000
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	4,404,600,000		4,270,266,000
Other Noncurrent Assets
Regulatory Assets	602,979,000		556,254,000
Spent Nuclear Fuel and Decommissioning Trusts	1,591,732,000		1,515,227,000
Long-term Risk Management Assets	29,362,000		31,485,000
Deferred Charges and Other Noncurrent Assets	69,309,000		77,229,000
TOTAL OTHER NONCURRENT ASSETS	2,293,382,000		2,180,195,000
TOTAL ASSETS	7,392,556,000		7,148,895,000
Current Liabilities
Advances from Affiliates	0		42,769,000
Accounts Payable	113,063,000		121,665,000
Affiliated Companies	81,102,000		105,221,000
Short-term Debt:
Long-term Debt Due Within One Year	279,075,000		154,457,000
Risk Management Liabilities	16,980,000		16,785,000
Customer Deposits	30,696,000		29,264,000
Accrued Taxes	65,233,000		62,637,000
Accrued Interest	27,798,000		27,444,000
Other Current Liabilities	117,879,000		140,710,000
TOTAL CURRENT LIABILITIES	731,826,000		700,952,000
Noncurrent Liabilities
Long-term Debt	1,778,600,000		1,849,769,000
Long-term Risk Management Liabilities	18,871,000		6,530,000
Deferred Income Taxes	925,712,000		760,105,000
Regulatory Liabilities and Deferred Investment Tax Credits	875,202,000		852,197,000
Asset Retirement Obligations	1,013,122,000		963,029,000
Deferred Credits and Other Noncurrent Liabilities	288,243,000		313,892,000
TOTAL NONCURRENT LIABILITIES	4,899,750,000		4,745,522,000
TOTAL LIABILITIES	5,631,576,000		5,446,474,000
Cumulative Preferred Stock Not Subject to Mandatory Redemption	0		8,072,000
Rate Matters
Commitments and Contingencies
Equity
Common Stock	56,584,000		56,584,000
Paid-in Capital	980,896,000		981,294,000
Retained Earnings	751,721,000		677,360,000
Accumulated Other Comprehensive Income (Loss)	(28,221,000)		(20,889,000)
TOTAL EQUITY	1,760,980,000		1,694,349,000
TOTAL LIABILITIES AND EQUITY	7,392,556,000		7,148,895,000
Ohio Power Co [Member]
Current Assets
Cash and Cash Equivalents	2,095,000		949,000
Advances to Affiliates	219,458,000		154,702,000
Accounts Receivable:
Customers	146,432,000		136,373,000
Affiliated Companies	162,830,000		252,851,000
Accrued Unbilled Revenues	19,012,000		60,749,000
Miscellaneous	16,994,000		15,042,000
Allowance for Uncollectible Accounts	(3,563,000)		(3,768,000)
Total Accounts Receivable	341,705,000		461,247,000
Fuel	262,886,000		330,171,000
Materials and Supplies	201,325,000		204,700,000
Risk Management Assets	54,293,000		54,547,000
Accrued Tax Benefits	11,975,000		77,818,000
Prepayments and Other Current Assets	41,560,000		77,884,000
TOTAL CURRENT ASSETS	1,135,297,000		1,362,018,000
Property, Plant and Equipment
Generation	9,502,614,000		9,576,404,000
Transmission	1,948,329,000		1,896,989,000
Distribution	3,545,574,000		3,422,413,000
Other Property, Plant and Equipment	546,642,000		562,847,000
Construction Work in Progress	354,465,000		325,903,000
Total Property, Plant and Equipment	15,897,624,000		15,784,556,000
Accumulated Depreciation and Amortization	5,742,561,000		5,533,889,000
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	10,155,063,000		10,250,667,000
Other Noncurrent Assets
Regulatory Assets	1,370,504,000		1,232,122,000
Long-term Risk Management Assets	53,614,000		50,101,000
Deferred Charges and Other Noncurrent Assets	309,775,000		342,127,000
TOTAL OTHER NONCURRENT ASSETS	1,733,893,000		1,624,350,000
TOTAL ASSETS	13,024,253,000		13,237,035,000
Current Liabilities
Accounts Payable	293,730,000		269,165,000
Affiliated Companies	183,898,000		202,050,000
Short-term Debt:
Long-term Debt Due Within One Year	244,500,000		165,000,000
Risk Management Liabilities	36,561,000		38,133,000
Customer Deposits	55,785,000		57,669,000
Accrued Taxes	450,570,000		455,825,000
Accrued Interest	66,441,000		67,017,000
Other Current Liabilities	182,490,000		210,555,000
TOTAL CURRENT LIABILITIES	1,513,975,000		1,465,414,000
Noncurrent Liabilities
Long-term Debt	3,609,648,000		3,803,352,000
Long-term Debt - Affiliated	200,000,000		200,000,000
Long-term Risk Management Liabilities	17,890,000		14,626,000
Deferred Income Taxes	2,245,380,000		2,136,467,000
Regulatory Liabilities and Deferred Investment Tax Credits	301,124,000		290,291,000
Employee Benefits and Pension Obligations	335,029,000		383,160,000
Deferred Credits and Other Noncurrent Liabilities	351,029,000		272,470,000
TOTAL NONCURRENT LIABILITIES	7,060,100,000		7,100,366,000
TOTAL LIABILITIES	8,574,075,000		8,565,780,000
Cumulative Preferred Stock Not Subject to Mandatory Redemption	0		16,616,000
Rate Matters
Commitments and Contingencies
Equity
Common Stock	321,201,000		321,201,000
Paid-in Capital	1,744,099,000		1,744,991,000
Retained Earnings	2,582,600,000		2,768,602,000
Accumulated Other Comprehensive Income (Loss)	(197,722,000)		(180,155,000)
TOTAL EQUITY	4,450,178,000		4,654,639,000
TOTAL LIABILITIES AND EQUITY	13,024,253,000		13,237,035,000
Public Service Co Of Oklahoma [Member]
Current Assets
Cash and Cash Equivalents	1,413,000		470,000
Advances to Affiliates	39,876,000		0
Accounts Receivable:
Customers	39,977,000		43,049,000
Affiliated Companies	23,079,000		65,070,000
Miscellaneous	8,993,000		5,497,000
Allowance for Uncollectible Accounts	(777,000)		(971,000)
Total Accounts Receivable	71,272,000		112,645,000
Fuel	20,854,000		20,176,000
Materials and Supplies	50,347,000		46,247,000
Risk Management Assets	565,000		14,225,000
Accrued Tax Benefits	6,733,000		38,589,000
Regulatory Asset for Under-Recovered Fuel Costs	4,313,000		37,262,000
Prepayments and Other Current Assets	13,453,000		9,416,000
TOTAL CURRENT ASSETS	208,826,000		279,030,000
Property, Plant and Equipment
Generation	1,317,948,000		1,330,368,000
Transmission	692,644,000		663,994,000
Distribution	1,762,110,000		1,686,470,000
Other Property, Plant and Equipment	214,626,000		235,406,000
Construction Work in Progress	70,371,000		59,091,000
Total Property, Plant and Equipment	4,057,699,000		3,975,329,000
Accumulated Depreciation and Amortization	1,266,816,000		1,255,064,000
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	2,790,883,000		2,720,265,000
Other Noncurrent Assets
Regulatory Assets	266,545,000		263,545,000
Long-term Risk Management Assets	314,000		252,000
Deferred Charges and Other Noncurrent Assets	13,536,000		20,979,000
TOTAL OTHER NONCURRENT ASSETS	280,395,000		284,776,000
TOTAL ASSETS	3,280,104,000		3,284,071,000
Current Liabilities
Advances from Affiliates	0		91,382,000
Accounts Payable	76,607,000		69,155,000
Affiliated Companies	45,029,000		53,179,000
Short-term Debt:
Long-term Debt Due Within One Year	311,000		25,000,000
Risk Management Liabilities	1,280,000		922,000
Customer Deposits	47,493,000		41,217,000
Accrued Taxes	21,660,000		25,390,000
Accrued Interest	12,637,000		9,238,000
Other Current Liabilities	43,586,000		38,095,000
TOTAL CURRENT LIABILITIES	248,603,000		353,578,000
Noncurrent Liabilities
Long-term Debt	947,053,000		946,186,000
Long-term Risk Management Liabilities	1,330,000		197,000
Deferred Income Taxes	726,463,000		660,783,000
Regulatory Liabilities and Deferred Investment Tax Credits	334,812,000		336,961,000
Employee Benefits and Pension Obligations	84,548,000		98,107,000
Deferred Credits and Other Noncurrent Liabilities	44,490,000		40,905,000
TOTAL NONCURRENT LIABILITIES	2,138,696,000		2,083,139,000
TOTAL LIABILITIES	2,387,299,000		2,436,717,000
Cumulative Preferred Stock Not Subject to Mandatory Redemption	0		4,882,000
Rate Matters
Commitments and Contingencies
Equity
Common Stock	157,230,000		157,230,000
Paid-in Capital	364,037,000		364,307,000
Retained Earnings	364,389,000		312,441,000
Accumulated Other Comprehensive Income (Loss)	7,149,000		8,494,000
TOTAL EQUITY	892,805,000		842,472,000
TOTAL LIABILITIES AND EQUITY	3,280,104,000		3,284,071,000
Southwestern Electric Power Co [Member]
Current Assets
Cash and Cash Equivalents	801,000		1,514,000
Advances to Affiliates	0		86,222,000
Accounts Receivable:
Customers	35,054,000		34,434,000
Affiliated Companies	23,730,000		43,219,000
Miscellaneous	19,370,000		17,739,000
Allowance for Uncollectible Accounts	(989,000)		(588,000)
Total Accounts Receivable	77,165,000		94,804,000
Fuel	102,015,000		91,777,000
Materials and Supplies	55,325,000		50,395,000
Risk Management Assets	445,000		1,209,000
Deferred Income Tax Benefits	8,195,000		15,529,000
Accrued Tax Benefits	1,541,000		37,900,000
Regulatory Asset for Under-Recovered Fuel Costs	10,843,000		758,000
Prepayments and Other Current Assets	16,827,000		24,270,000
TOTAL CURRENT ASSETS	273,157,000		404,378,000
Property, Plant and Equipment
Generation	2,326,102,000		2,297,463,000
Transmission	988,534,000		943,724,000
Distribution	1,675,764,000		1,611,129,000
Other Property, Plant and Equipment	637,019,000		632,158,000
Construction Work in Progress	1,443,569,000		1,071,603,000
Total Property, Plant and Equipment	7,070,988,000		6,556,077,000
Accumulated Depreciation and Amortization	2,211,912,000		2,130,351,000
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	4,859,076,000		4,425,726,000
Other Noncurrent Assets
Regulatory Assets	394,276,000		332,698,000
Long-term Risk Management Assets	282,000		438,000
Deferred Charges and Other Noncurrent Assets	74,992,000		80,327,000
TOTAL OTHER NONCURRENT ASSETS	469,550,000		413,463,000
TOTAL ASSETS	5,601,783,000		5,243,567,000
Current Liabilities
Advances from Affiliates	132,473,000		0
Accounts Payable	181,268,000		162,271,000
Affiliated Companies	59,201,000		64,474,000
Short-term Debt:
Other Short-term Debt	17,016,000		6,217,000
Long-term Debt Due Within One Year	20,000,000		41,135,000
Risk Management Liabilities	24,359,000		4,067,000
Customer Deposits	52,095,000		48,245,000
Accrued Taxes	44,404,000		30,516,000
Accrued Interest	39,629,000		39,856,000
Obligations Under Capital Leases	15,058,000		13,265,000
Regulatory Liability for Over-Recovered Fuel Costs	5,032,000		16,432,000
Provision for Refund	4,404,000		7,698,000
Other Current Liabilities	60,009,000		59,420,000
TOTAL CURRENT LIABILITIES	654,948,000		493,596,000
Noncurrent Liabilities
Long-term Debt	1,708,637,000		1,728,385,000
Long-term Risk Management Liabilities	221,000		338,000
Deferred Income Taxes	665,668,000		624,333,000
Regulatory Liabilities and Deferred Investment Tax Credits	428,571,000		393,673,000
Asset Retirement Obligations	65,673,000		56,632,000
Employee Benefits and Pension Obligations	87,159,000		96,314,000
Obligations Under Capital Leases	112,802,000		115,399,000
Deferred Credits and Other Noncurrent Liabilities	64,347,000		62,852,000
TOTAL NONCURRENT LIABILITIES	3,133,078,000		3,077,926,000
TOTAL LIABILITIES	3,788,026,000		3,571,522,000
Cumulative Preferred Stock Not Subject to Mandatory Redemption	0		4,696,000
Rate Matters
Commitments and Contingencies
Equity
Common Stock	135,660,000		135,660,000
Paid-in Capital	674,606,000		674,979,000
Retained Earnings	1,029,915,000		868,840,000
Accumulated Other Comprehensive Income (Loss)	(26,815,000)		(12,491,000)
TOTAL COMMON SHAREHOLDER'S EQUITY	1,813,366,000		1,666,988,000
Noncontrolling Interests	391,000		361,000
TOTAL EQUITY	1,813,757,000		1,667,349,000
TOTAL LIABILITIES AND EQUITY	$ 5,601,783,000		$ 5,243,567,000

[1]	Amount of securitized debt for receivables as accounted for under the "Transfers and Servicing" accounting guidance.